FORWARD FUNDS

Supplement dated October 31, 2016

to the

Salient Commodity Long/Short Strategy Fund Investor Class and Institutional Class Prospectus,

Salient Commodity Long/Short Strategy Fund Class C and Advisor Class Prospectus,

Salient Commodity Long/Short Strategy Fund Class Z Prospectus,

and Salient Commodity Long/Short Strategy Fund Statement of Additional Information

each dated May 1, 2016, as supplemented

NOTICE OF LIQUIDATION OF SALIENT COMMODITY LONG/SHORT STRATEGY FUND

On October 18, 2016, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved the liquidation of the Salient Commodity Long/Short Strategy Fund (the “Fund”), inclusive of the subsidiary Salient Commodity Long/Short Strategy (Cayman) Fund, Ltd., a series of the Trust. The Fund will be liquidated pursuant to a Board-approved Plan of Liquidation on or around December 12, 2016 (the “Liquidation Date”). On the Liquidation Date, the Fund will distribute pro rata to its respective shareholders of record as of the close of business on the business day preceding the Liquidation Date all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate.

IN LIGHT OF THE PLANNED LIQUIDATION, SHARES OF THE SALIENT COMMODITY LONG/SHORT STRATEGY FUND WILL NO LONGER BE OFFERED TO NEW INVESTORS OR EXISTING INVESTORS (EXCEPT THROUGH REINVESTED DIVIDENDS) OR BE AVAILABLE FOR EXCHANGES FROM OTHER FUNDS OF THE TRUST.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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SUPP COM LS LIQ 10312016